Business Combination - Schedule of Purchase Price Allocation (Details) ¥ in Thousands, $ in Thousands	Sep. 01, 2018 CNY (¥)	Mar. 01, 2018 CNY (¥)	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)
Intangible assets:
Goodwill			¥ 35,163	$ 5,030	¥ 149,775	$ 21,425	¥ 557
Wupin Education
Business Acquisition [Line Items]
Cash, cash equivalents and restricted cash		¥ 2,822
Other current assets		13,091
Property and equipment, net		1,160
Intangible assets:
Goodwill		114,613
Deferred revenue		(12,865)
Other current liabilities		(864)
Deferred tax liabilities		(8,908)
Non-controlling interest		(15,799)
Total		128,880
Fantasy
Business Acquisition [Line Items]
Cash, cash equivalents and restricted cash	¥ 2,924
Other current assets	123
Property and equipment, net	58
Intangible assets:
Goodwill	18,141
Deferred revenue	(1,659)
Other current liabilities	(1,458)
Deferred tax liabilities	(1,800)
Non-controlling interest	(11,529)
Total	12,000
Trade Name | Wupin Education
Intangible assets:
Intangible assets		¥ 33,400
Intangible assets, amortization period		20 years
Intangible assets		¥ 33,400
Intangible assets, amortization period		20 years
Trade Name | Fantasy
Intangible assets:
Intangible assets	¥ 4,000
Intangible assets, amortization period	10 years
Intangible assets	¥ 4,000
Intangible assets, amortization period	10 years
Customer Relationship | Wupin Education
Intangible assets:
Intangible assets		¥ 2,000
Intangible assets, amortization period		3 years
Intangible assets		¥ 2,000
Intangible assets, amortization period		3 years
Non-compete Agreement | Wupin Education
Intangible assets:
Intangible assets		¥ 230
Intangible assets, amortization period		3 years
Intangible assets		¥ 230
Intangible assets, amortization period		3 years
Student Base | Fantasy
Intangible assets:
Intangible assets	¥ 2,200
Intangible assets, amortization period	3 years 6 months
Intangible assets	¥ 2,200
Intangible assets, amortization period	3 years 6 months
School Cooperation Agreements | Fantasy
Intangible assets:
Intangible assets	¥ 1,000
Intangible assets, amortization period	5 years
Intangible assets	¥ 1,000
Intangible assets, amortization period	5 years